STATEMENT OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2017
Statement Of Cash Flows Details 3
Schedule of other inflows (outflows) of cash

Other inflows (outflows) of cash:

	For the periods ended
	December 31,
	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Guarantees	59,988	(51,559)	(2,125)
Fuel hedge	19,862	(50,029)	(243,587)
DOJ fine	-	(12,750)	-
SEC agreement	-	(4,719)	-
Fuel derivatives premiums	(2,832)	(6,840)	(20,932)
Hedging margin guarantees	(4,201)	1,184	87,842
Tax paid on bank transaction	(6,635)	(10,668)	(7,176)
Bank commissions, taxes paid and other	(7,738)	(769)	(5,137)
Change reservation systems	(16,120)	-	11,000
Currency hedge	(17,798)	(39,534)	1,802
Court deposits	(33,457)	(33,635)	(6,314)
Others	-	50	-
Total Other inflows (outflows) Operation flow	(8,931)	(209,269)	(184,627)

Others deposits in guarantees	3,754	-	-
Recovery loans convertible into shares	-	8,896	20,000
Certificate of bank deposits	-	-	3,497
Tax paid on bank transaction	(2,594)	(3,716)	(12,921)
Others	(10,383)	(4,337)	-
Total Other inflows (outflows) Investment flow	(9,223)	843	10,576

Loan guarantee	80,615	(74,186)	-
Credit card loan manager	-	-	3,227
Early redemption of bonds TAM 2020	-	-	(15,328)
Guarantees bonds emission	-	-	(26,111)
Aircraft Financing advances	(26,214)	(125,149)	(28,144)
Settlement of derivative contracts	(40,695)	(29,828)	(35,891)
Others	-	-	2,490
Total Other inflows (outflows) Financing flow	13,706	(229,163)	(99,757)

Schedule of dividends paid to minority shareholders

Dividends:

	For the periods ended
	December 31,
	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Latam Airlines Group S.A.	(20,766)	-	-
Multiplus S.A. (*)	(45,876)	(40,823)	(34,632)
Lan Perú S.A. (*)	-	(400)	(400)
Total dividends paid	(66,642)	(41,223)	(35,032)

(*) Dividends paid to minority shareholders

Schedule of liabilities arising from financing activities

Reconciliation of liabilities arising from financing activities:

	As of	Cash flows			Non-Flow Movements		As of
Obligations with	December 31,	Obtainment	Payment		Interest accrued		December 31,
financial institutions	2016	Capital	Capital	Interest	and others	Reclassifications	2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Loans to exporters	278,164	130,000	(99,719)	(7,563)	13,737	-	314,619
Bank loans	585,287	70,357	(345,552)	(21,127)	32,668	-	321,633
Guaranteed obligations	4,758,552	182,140	(486,599)	(154,072)	155,907	(419,085)	4,036,843
Other guaranteed obligations	256,420	-	(15,022)	(8,890)	9,667	-	242,175
Obligation with the public	1,309,345	1,055,167	(797,828)	(128,764)	146,146	-	1,584,066
Financial leases	1,022,361	-	(344,005)	(46,874)	58,937	419,085	1,109,504
Other loans	394,791	13,107	(124,688)	(22,434)	22,024	-	282,800
Total Obligations with financial institutions	8,604,920	1,450,771	(2,213,413)	(389,724)	439,086	-	7,891,640

Schedule of statement of consolidated cash flow

Below are the cash flows associated with aircraft purchases, which are included in the statement of consolidated cash flow, in the item Purchases of properties, plants and equipment:

	For the periods ended
	December 31,
	2017	2016
	MUS$	MUS$

Increases (payments)	(205,143)	(170,684)
Recoveries	78,641	727,585
Total cash flows	(126,502)	556,901